Credit risk concentrations	12 Months Ended
Dec. 31, 2021
Risks and Uncertainties [Abstract]
Credit risk concentrations
Note 7: Credit risk concentrations

Concentrations of credit risk in the lending and off-balance sheet credit-related arrangements portfolios arise when a number of customers are engaged in similar business activities, are in the same geographic region, or when they have similar economic features that would cause their ability to meet contractual obligations to be similarly affected by changes in economic conditions. The Bank regularly monitors various segments of its credit risk portfolio to assess potential concentrations of risks and to obtain collateral when deemed necessary. In the Bank's commercial portfolio, risk concentrations are evaluated primarily by industry and by geographic region of loan origination. In the consumer portfolio, concentrations are evaluated primarily by products. Credit exposures include loans, guarantees and acceptances, letters of credit and commitments for undrawn lines of credit. Unconditionally cancellable credit cards and overdraft lines of credit are excluded from the tables below.

The following table summarizes the credit exposure of the Bank by geographic region. The exposure amounts disclosed below do not include accrued interest and are gross of allowances for credit losses and gross of collateral held.

	December 31, 2021				December 31, 2020
Geographic region	Cash due from banks, resell agreements and short-term investments	Loans	Off-balance sheet	Total credit exposure	Cash due from banks, resell agreements and short-term investments	Loans	Off-balance sheet	Total credit exposure
Australia	—	—	—	—	220,871	—	—	220,871
Belgium	8,675	—	—	8,675	4,271	—	—	4,271
Bermuda	46,683	2,080,385	297,731	2,424,799	51,329	2,225,401	323,097	2,599,827
Canada	1,193,387	—	—	1,193,387	996,213	—	—	996,213
Cayman	39,018	1,060,328	379,518	1,478,864	29,480	948,290	396,654	1,374,424
Germany	85,886	—	—	85,886	107,412	—	—	107,412
Guernsey	1	735,786	169,904	905,691	1	779,915	213,461	993,377
Ireland	37,236	—	—	37,236	83,842	—	—	83,842
Japan	4,873	—	—	4,873	6,029	—	—	6,029
Jersey	—	78,048	34,298	112,346	—	26,773	35,224	61,997
New Zealand	—	—	—	—	23,463	—	—	23,463
Norway	57,132	—	—	57,132	57,900	—	—	57,900
Switzerland	2,441			2,441	4,510	—	—	4,510
The Bahamas	1,511	9,361		10,872	1,516	12,024	—	13,540
United Kingdom	990,624	1,304,835	117,200	2,412,659	1,291,655	1,202,505	140,663	2,634,823
United States	1,003,365	—	—	1,003,365	1,428,090	—	—	1,428,090
Other	4,026	—	—	4,026	3,088	—	—	3,088
Total gross exposure	3,474,858	5,268,743	998,651	9,742,252	4,309,670	5,194,908	1,109,099	10,613,677